Related Party Balances and Transactions - Schedule of Amount Due to Related Parties-current (Parenthetical) (Detail) ¥ in Thousands, $ in Thousands		Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Related Party Transaction [Line Items]
Amount due to related parties		¥ 5,016	$ 787	¥ 19,462
Hunan Qindao Network Media Technology Co., Ltd. [Member]
Related Party Transaction [Line Items]
Amount due to related parties	[1]	5,016		19,462
Unpaid Revenue [Member] | Hunan Qindao Network Media Technology Co., Ltd. [Member]
Related Party Transaction [Line Items]
Amount due to related parties		¥ 5,016		¥ 19,462

[1]	The amount of RMB19,462 and RMB5,016 as of December 31, 2020and 2021 primarily represented the unpaid revenue sharing of live video service to Hunan Qindao Network Media Technology Co., Ltd.